Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 880,743		$ 704,309		$ 634,183
Cost of revenues	(394,302)	[1]	(303,334)	[1]	(280,319)	[1]
Gross profit	486,441		400,975		353,864
Patient Monitoring And Life Support Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	386,692		316,223		278,082
Cost of revenues	(174,509)		(136,388)		(122,979)
Gross profit	212,183		179,835		155,103
In-Vitro Diagnostic Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	222,270		175,245		155,406
Cost of revenues	(98,348)		(70,554)		(67,963)
Gross profit	123,922		104,691		87,443
Medical Imaging Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	221,603		173,170		162,470
Cost of revenues	(77,020)		(57,086)		(59,702)
Gross profit	144,583		116,084		102,768
All Other Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	50,178		39,671		38,225
Cost of revenues	(44,425)		(39,306)		(29,675)
Gross profit	$ 5,753		$ 365		$ 8,550

[1]	Years Ended December 31, 2009 2010 2011 Share-based compensation charged during the years were included in the following: Cost of revenues $ 467 $ 320 $ 762 Selling expenses 3,406 2,569 4,429 General and administrative expenses 3,318 1,591 3,118 Research and development expenses 3,047 2,800 4,059